Derivative financial instruments (Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 2,366	¥ 2,441
Fair value	15	34
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,603	1,619
Fair value	14	29
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	763	822
Fair value	1	5
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	2,592	2,626
Fair value	¥ (9)	¥ (28)